CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019	Mar. 17, 2013
Statement of financial position [abstract]
Ordinary Shares, par value	₪ 0.0000769	₪ 0.0000769	₪ 0.0000769
Ordinary Shares, Authorized	140,010,000	140,010,000
Ordinary Shares, Issued	21,057,922	17,864,684
Ordinary Shares, Outstanding	21,057,922	17,864,684